Operating lease receivables	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
Operating lease receivables	Operating lease receivables
i.The aging profile of operating lease receivables as of the dates indicated below are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

0-30 days	$9,338,540	$6,732,985	$8,345,097
30-60 days	335,498	260,832	263,033
60-90 days	146,708	610,770	269,054
Over 90 days	280,086	85,608	161,963

Total	$10,100,832	$7,690,195	$9,039,147
Pursuant to the lease agreements, rental payments should be received within 30 days following their due date; thereafter the payment is considered past due. As shown in the table above, 92%, 88%, and 92% of all operating lease receivables are current at December 31, 2023, 2022 and 2021, respectively.
All rental payments past due are monitored by the Entity; for receivables outstanding from 30 to 90 days’ efforts are made to collect payment from the respective client. Operating lease receivables outstanding for more than 30 days but less than 60 days represent 3%, 3% and 3% of all operating lease receivables at December 31, 2023, 2022 and 2021, respectively. Operating lease receivables outstanding for more than 60 and less than 90 days represent 1%, 8%, and 3% of all operating lease receivable at December 31, 2023, 2022 and 2021. Operating lease receivables outstanding greater than 90 days represent 3%, 1%, and 2% as of December 31, 2023, 2022 and 2021, respectively.
ii.Movement in the allowance for doubtful accounts receivable
Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of the operating lease receivable.
The following table shows the movement in expected credit losses that has been recognized for the lease receivable:

	2023	2022	2021

Balance as of January 1	$1,916,124	$1,957,935	$3,507,156
Increase in loss allowance arising from new financial assets recognized in the year	1,615,852	760,072	1,516,248
Decrease in loss allowance from derecognition of financial assets in the year	(995,083)	(801,883)	(3,065,469)

Balance as of December 31,	$2,536,893	$1,916,124	$1,957,935
iii.Client concentration risk
As of December 31, 2023, 2022 and 2021 one of the Entity’s clients account for 45% or $4,525,100, 42% or $3,249,692 and 43% or $3,863,928, respectively, of the operating lease receivables balance. The same client accounted for 5%, 6%, and 6% of the total rental income of Entity for the years ended December 31, 2023, 2022 and 2021, respectively. No other client represented more than 10% of the Entity’s total rental income during the years ended December 31, 2023, 2022 and 2021.
iv.Leasing agreements
Operating leases relate to non-cancellable lease agreements over the investment properties owned by the Entity, which generally have terms ranging between 5 to 15 years, with options to extend the term up to a total term of 20 years. Rents are customarily payable on a monthly basis, and are adjusted annually according to applicable inflation indices (US and Mexican inflation indices). Security deposits are typically equal to one or two months’ rent. Obtaining property insurance (third party liability) and operating maintenance are obligations of the tenants.
All lease agreements include a rescission clause that entitles the Entity to collect all unpaid rents during the remaining term of the lease agreement in the event that the client defaults in its rental payments, vacates the properties, terminates the lease agreement or enters into bankruptcy or insolvency proceedings. All lease agreements are classified as operating leases and do not include purchase options.
v.Non-cancellable operating lease receivables
Future minimum lease payments receivable under non-cancellable operating lease agreements are as follows:

As of December 31,	2023	2022	2021

Not later than 1 year	$204,723,974	$155,267,112	$140,816,013
Later than 1 year and not later than 3 years	344,644,619	250,043,235	213,202,071
Later than 3 year and not later than 5 years	329,579,421	209,592,871	169,944,066
Later than 5 years	185,044,052	154,909,895	102,405,961

	$1,063,992,066	$769,813,113	$626,368,111
vi.Prepaid expenses and other current assets

As of December 31	2023	2022	2021

Advance payments (1)	$19,308,297	$17,201,933	$-
Other accounts receivables (2)	328,082	7,486,147	-
Property expenses	1,638,607	543,804	-
Prepaid expenses	24,406	76,467	483,581

	$21,299,392	$25,308,351	$483,581
1)During the second quarter of 2022 the Entity entered into an agreement for the procurement, permissioning and other conditions for the acquisition of several plots of land; if the conditions are met within a period of 18 months, or an additional 18-month extension, the advance deposit will be considered part of the final transactions price, otherwise approximately $1 million will be forfeited to the counterparty and expensed; the remainder amount will be reimbursed to the Entity.
2)As stated in Note 8 the Entity sold land reserve located in Queretaro, and as of December 2022, there was an outstanding balance of $7,486,147 that was settled in the first quarter of 2023.
Lease liabilities
1.Right-of-use asset:

Rights-of-use	January 1, 2023	Additions	Disposals	December 31, 2023

Office space	$2,552,121	$-	$-	$2,552,121
Vehicles and office furniture	791,773	-	-	791,773

Cost of rights-of-use	$3,343,894	$-	$-	$3,343,894

Depreciation of rights-of-use	January 1, 2023	Additions	Disposals	December 31, 2023

Office space	$(1,508,871)	$(452,154)	$-	$(1,961,025)
Vehicles and office furniture	(417,078)	(131,592)	-	(548,670)
Accumulated depreciation	(1,925,949)	(583,746)	-	(2,509,695)

Total	$1,417,945	$(583,746)	$-	$834,199

Rights-of-use	January 1, 2022	Additions	Disposals	December 31, 2022

Office space	$2,296,581	$255,540	$-	$2,552,121
Vehicles and office furniture	411,357	380,416	-	791,773

Cost of rights-of-use	$2,707,938	$635,956	$-	$3,343,894

Depreciation of rights-of-use

Office space	$(1,078,035)	$(430,836)	$-	$(1,508,871)
Vehicles and office furniture	(285,486)	(131,592)	-	(417,078)
Accumulated depreciation	(1,363,521)	(562,428)	-	(1,925,949)

Total	$1,344,417	$73,528	$-	$1,417,945

Rights-of-use	January 1, 2021	Additions	Disposals	December 31, 2021

Office space	$1,260,626	$1,035,955	$-	$2,296,581
Vehicles and office furniture	302,650	108,707	-	411,357

Cost of rights-of-use	$1,563,276	$1,144,662	$-	$2,707,938

Depreciation of rights-of-use

Office space	$(717,375)	$(360,660)	$-	$(1,078,035)
Vehicles and office furniture	(188,064)	(97,422)	-	(285,486)
Accumulated depreciation	(905,439)	(458,082)	-	(1,363,521)

Total	$657,837	$686,580	$-	$1,344,417
2.Lease obligations:

	January 1, 2023	Additions	Disposals	Interests accrued	Repayments	December 31, 2023

Lease liabilities	$1,503,939	$	$	$103,611	$(709,899)	$897,651

	January 1, 2022	Additions	Disposals	Interests accrued	Repayments	December 31, 2022

Lease liabilities	$1,380,413	$635,956	$-	$135,531	$(647,961)	$1,503,939

	January 1, 2021	Additions	Disposals	Interests accrued	Repayments	December 31, 2021

Lease liabilities	$731,285	$1,144,662	$-	$69,143	$(564,677)	$1,380,413
3.Analysis of maturity of liabilities by lease:

Finance lease liabilities	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Less than 1 year	$662,388	$709,901	$523,281
Later than 1 year and not later than 5 years	301,099	963,487	968,672
	963,487	1,673,388	1,491,953
Less: future finance cost	(65,836)	(169,449)	(111,540)

Total lease liability	$897,651	$1,503,939	$1,380,413

Finance lease - short term	$607,481	$606,281	$464,456
Finance lease - long term	290,170	897,658	915,957

Total lease liability	$897,651	$1,503,939	$1,380,413